Stock-based Compensation - Summary of restricted stock units (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance		1,074,790	1,074,790	711,922
Number of RSUs Outstanding, Granted		66,064		1,155,851
Number of RSUs Outstanding, Vested		(41,813)		(309,397)
Number of RSUs Outstanding, Forfeited		(129,617)		(483,586)
Number of RSUs Outstanding, Ending Balance		969,424		1,074,790
Weighted- Average Grant Date Fair Value Per Share, Beginning balance		$ 50.25	$ 50.25	$ 138
Weighted- Average Grant Date Fair Value Per Share, Granted		7.8		31.8
Weighted Average Grant Date Fair Value Per Share, Vested		97.65		123.6
Weighted Average Grant Date Fair Value Per Share, Forfeited		55.65		87.3
Weighted- Average Grant Date Fair Value Per Share, Ending balance		$ 44.55		$ 50.25
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance	594,238	1,074,790	1,074,790	711,922
Number of RSUs Outstanding, Granted	0		210,102	1,155,851
Number of RSUs Outstanding, Vested	(46,676)		(280,702)	(309,397)
Number of RSUs Outstanding, Forfeited	(41,988)		(409,952)	(483,586)
Number of RSUs Outstanding, Ending Balance	505,574		594,238	1,074,790
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 33.6	$ 50.25	$ 50.25	$ 138
Weighted- Average Grant Date Fair Value Per Share, Granted	0		6.76	31.8
Weighted Average Grant Date Fair Value Per Share, Vested	50.78		55.35	123.6
Weighted Average Grant Date Fair Value Per Share, Forfeited	44.22		50.02	87.3
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 31.13		$ 33.6	$ 50.25